COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Company has operating lease agreements for office premises, which expiring through June 2020. Future minimum rental payments under agreements classified as operating leases with non-cancellable terms for the next 12 months and thereafter as follows:

For the period ended September 30, 2018 and year ended December 31, 2017,	September 30, 2018	December 31, 2017
2018	7,131	28,657
2019 and thereafter	32,526	32,734

Total	$39,657	$61,391

Rental expense paid for the nine months ended September 30, 2018 and 2017 were $21,389 and $17,152 respectively.